Other Accounts Receivable (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Summary of other accounts receivable
Receivables in regard to property and equipment *	$ 73		$ 168
Prepayment and others	57		71
Government authorities	10		1
Total other accounts receivable	$ 140	[1]	$ 240	[1]

[1]	Note 3